Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of finite-lived intangible assets
	June 30, 2022
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net
Biogas rights agreements	$612,461	$22,814	$589,647
Electricity off-take agreements	26,511	2,344	24,167
O&M contracts	8,620	460	8,160
RNG purchase contract	10,290	5,291	4,999
Trade names and customer relationships	500	250	250
Total	$658,382	$31,159	$627,223
	December 31, 2021
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net
Biogas rights agreements	$603,868	$8,237	$595,631
Electricity off-take agreements	26,511	749	25,762
O&M contracts	8,620	173	8,447
RNG purchase contract	10,290	1,959	8,331
Trade names and customer relationships	500	200	300
Total	$649,789	$11,318	$638,471

(in thousands)	2021
	Gross Carrying Amount	Accumulated Amortization	Net
Biogas rights agreements	$603,868	$8,237	$595,631
Electricity off-take agreements	26,511	749	25,762
Operations and maintenance contracts	8,620	173	8,447
RNG purchase contract	10,290	1,959	8,331
Customer relationships	350	140	210
Trade names	150	60	90
Total	$649,789	$11,318	$638,471
	2020
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net
Biogas rights agreements	$8,293	$—	$8,293
Customer relationships	350	70	280
Trade names	150	30	120
Total	$8,793	$100	$8,693

Schedule of below-market contract liability
	June 30, 2022
	Gross Liability	Accumulated Amortization	Net
Gas off-take agreements	$146,990	$11,780	$135,210
	December 31, 2021
	Gross Liability	Accumulated Amortization	Net
Gas off-take agreements	$146,990	$4,360	$142,630

	Gross Liability	Accumulated Amortization	Net
Gas off-take agreements	$146,990	$4,360	$142,630

Schedule of estimated future amortization expense
(in thousands)
2022	$39,539
2023	35,521
2024	33,729
2025	33,629
2026	33,533
Thereafter	462,520
Total	$638,471